Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Debt Instrument [Line Items]
Total borrowings	$ 29,000	$ 17,000
Unamortized discount	(52)	(40)
Hedge accounting fair value adjustments	39	0
Total long-term debt	28,987	16,960
Floating-rate notes due 2016
Debt Instrument [Line Items]
Debt instrument, senior notes	1,000	1,000
Debt instrument effective interest rate	0.51%	0.51%
Floating-rate notes due 2017
Debt Instrument [Line Items]
Debt instrument, senior notes	1,000	0
Debt instrument effective interest rate	0.31%	0.00%
Floating-rate notes due 2018
Debt Instrument [Line Items]
Debt instrument, senior notes	2,000	2,000
Debt instrument effective interest rate	1.10%	1.10%
Floating-rate notes due 2019
Debt Instrument [Line Items]
Debt instrument, senior notes	1,000	0
Debt instrument effective interest rate	0.54%	0.00%
Fixed-rate 0.45% notes due 2016
Debt Instrument [Line Items]
Debt instrument, senior notes	1,500	1,500
Debt instrument effective interest rate	0.51%	0.51%
Fixed-rate 1.05% notes due 2017
Debt Instrument [Line Items]
Debt instrument, senior notes	1,500	0
Debt instrument effective interest rate	0.30%	0.00%
Fixed-rate 1.00% notes due 2018
Debt Instrument [Line Items]
Debt instrument, senior notes	4,000	4,000
Debt instrument effective interest rate	1.08%	1.08%
Fixed-rate 2.10% notes due 2019
Debt Instrument [Line Items]
Debt instrument, senior notes	2,000	0
Debt instrument effective interest rate	0.53%	0.00%
Fixed-rate 2.85% notes due 2021
Debt Instrument [Line Items]
Debt instrument, senior notes	3,000	0
Debt instrument effective interest rate	0.79%	0.00%
Fixed-rate 2.40% notes due 2023
Debt Instrument [Line Items]
Debt instrument, senior notes	5,500	5,500
Debt instrument effective interest rate	2.44%	2.44%
Fixed-rate 3.45% notes due 2024
Debt Instrument [Line Items]
Debt instrument, senior notes	2,500	0
Debt instrument effective interest rate	0.90%	0.00%
Fixed-rate 3.85% notes due 2043
Debt Instrument [Line Items]
Debt instrument, senior notes	3,000	3,000
Debt instrument effective interest rate	3.91%	3.91%
Fixed-rate 4.45% notes due 2044
Debt Instrument [Line Items]
Debt instrument, senior notes	$ 1,000	$ 0
Debt instrument effective interest rate	4.48%	0.00%